TENANT IMPROVEMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Depreciation expense	$ 58,363	$ 52,558
Tenant Improvement
Depreciation expense			$ 37,346	$ 7,492